Regulatory Charges (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Information About Amounts Recognised in Relation to Regulatory Deferral Account Balances

	2018	2017
Liabilities
Global Reversion Reserve (RGR)	29	37
Energy Development Account (CDE)	122	206
Regulator inspection fee – ANEEL	2	2
Energy Efficiency Program	258	224
Research and development (R&D)	225	233
Energy System Expansion Research	2	3
National Scientific and Technological Development Fund	5	5
Proinfa – Alternative Energy Program	7	7
Royalties for use of water resources	6	15
Emergency capacity charge	31	31
Others	6	—

	693	763

Current liabilities	514	513
Non-current liabilities	179	250